Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2022	445	409	195	397	1,446
Additions	152	78	9	86	325
Amounts utilised	(147)	(171)	(35)	(34)	(387)
Unused amounts reversed	(45)	(19)	(34)	(49)	(147)
Exchange and other movements	23	(6)	8	6	31
At 30 Jun 2023	428	291	143	406	1,268
Contractual commitments[1]
At 31 Dec 2022					512
Net change in expected credit loss provision and other movements					(58)
At 30 Jun 2023					454
Total provisions
At 31 Dec 2022					1,958
At 30 Jun 2023					1,722
1    Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments where HSBC has become party to an irrevocable commitment, as defined under IFRS 9 ‘Financial Instruments’; and provisions for performance and other guarantee contracts.